RECONCILIATION TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Plan’s Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per financial statements	$1,183,927,723	$1,007,962,866
Adjustments:
Deemed Distributions	(362,941)	—
Net assets available for benefits per Form 5500, Schedule H	$1,183,564,782	$1,007,962,866
The following is a reconciliation of the changes in net assets available for benefits per the financial statements and net income per the Plan’s Form 5500 for the year ended December 31, 2025:

December 31,
2025
Net increase in net assets available for benefits per financial statements	$175,964,857
Adjustments:
Change in deemed distributions	(362,941)
Net increase in assets available for benefits per Form 5500, Schedule H	$175,601,916